Shareholders' Deficit (Details) - USD ($) $ / shares in Units, $ in Millions		11 Months Ended
	May 03, 2021	Dec. 31, 2021	May 12, 2021	Feb. 01, 2021
Shareholders' Deficit (Details) [Line Items]
Preference shares, authorized		1,000,000
Converted basis of stock percentage		20.00%
Warrants issued	2,000,000	224,780
Additional issued warrant			244,493
Warrant expire term		5 years
Warrants for redemption, description		• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, closing price of the Class A ordinary shares equals or exceeds $16.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company send the notice of redemption to the warrant holders.
Fair value of warrants (in Dollars)		$ 1.3
Fair value of warrant per unit (in Dollars per share)		$ 0.58
Initial Public Offering [Member]
Shareholders' Deficit (Details) [Line Items]
Number of units sold	4,488,986
Number of shares issued		2,244,493
Price per share (in Dollars per share)	$ 10	$ 10
Private Placement [Member]
Shareholders' Deficit (Details) [Line Items]
Warrants issued		215,000
Price per share (in Dollars per share)		$ 10
Class A Ordinary Share [Member]
Shareholders' Deficit (Details) [Line Items]
Common stock, shares authorized		200,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Number of units sold		4,488,986
Common stock, shares issued		1,074,780
Common stock, shares outstanding		1,074,780
Class A common stock subject to possible redemption, outstanding		4,488,986
Price per share (in Dollars per share)		$ 11.5
Class A Ordinary Share [Member] | Private Placement [Member]
Shareholders' Deficit (Details) [Line Items]
Number of shares issued	224,780
Class B ordinary shares [Member]
Shareholders' Deficit (Details) [Line Items]
Common stock, shares authorized		20,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares issued		272,247		1,150,000
Common stock, shares outstanding		272,247		1,150,000
Founder Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Conversion of class B founder shares into class A ordinary shares		850,000
Founder Shares [Member] | Class B ordinary shares [Member]
Shareholders' Deficit (Details) [Line Items]
Shares forfeited		27,753
Sponsor [Member] | Class A Ordinary Share [Member]
Shareholders' Deficit (Details) [Line Items]
Conversion of class B founder shares into class A ordinary shares	850,000
Sponsor [Member] | Class B ordinary shares [Member]
Shareholders' Deficit (Details) [Line Items]
Conversion of class B founder shares into class A ordinary shares	850,000
Sponsor [Member] | Founder Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Number of shares transferred	60,000